Basis of Presentation	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation

NOTE 2 - BASIS OF PRESENTATION

The Company’s unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial statements. Accordingly, they do not contain all information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s financial position as of September 30, 2018, and the results of operations for the nine and three months ended September 30, 2018 and 2017.

These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2017 and notes thereto included in the Company’s annual financial statements for the year ended December 31, 2017. The condensed balance sheet data as of December 31, 2017 included in these unaudited condensed consolidated financial statements was derived from the audited financial statements for the year ended December 31, 2017 but does not include all disclosures required by U.S. GAAP.

The results for the nine and three months ended September 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.